Group information (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Disclosure of information about consolidated structured entities
The Group considers the entities listed below to be structured entities that are controlled by the Group. The participation of the Group in each of them is stated as follows:

Outstanding quotas as of December 31, 2025 and 2024

ACR FAST Fundo de Investimento em Direitos Creditórios ("FIDC ACR FAST")	100% of subordinated quotas representing approximately 4% of total (subordinated and senior) quotas
ACR I Fundo de Investimento em Direitos Creditórios ("FIDC ACR I")	100% of subordinated quotas representing approximately 7% of total (subordinated and senior) quotas
SOMA III Fundo de Investimentos em Direitos Creditórios Não Padronizados ("FIDC SOMA III")	100% of subordinated quotas and 100% of mezzanine quotas representing all outstanding quotas
Stone Fundo de Investimento Multimercado Crédito Privado ("STONE FIM CP")	100% of quotas representing all outstanding quotas
StoneCo Exclusivo Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado ("FIC FIM STONECO")	100% of quotas representing all outstanding quotas
Tapso Fundo de Investimento em Direitos Creditórios ("FIDC TAPSO")	100% of subordinated quotas and 100% of mezzanine quotas representing all outstanding quotas

Disclosure of subsidiaries [text block]
The consolidated financial statements of the Group include the following subsidiaries and structured entities:

		% of Group's equity interest
Entity name	Main activities	December 31, 2025	December 31, 2024

Buy4 Sub LLC ("Buy4 LLC")	Cloud store card transactions	100.00	100.00
TAG Tecnologia para o Sistema Financeiro S.A. ("TAG")	Financial assets register	100.00	100.00
Stone Cartões Instituição de Pagamento S.A. (“Stone Cartões”)	Financial services	100.00	100.00
Stone Distribuidora de Títulos e Valores Mobiliários S.A. ("DTVM") (a)	Financial services	100.00	—
Stone Sociedade de Crédito Direto S.A. (“Stone SCD”)	Financial services	100.00	100.00
Stone Sociedade de Crédito, Financiamento e Investimento S.A. ("Stone SCFI")	Financial services	100.00	100.00
Stone Franchising Ltda. ("Franchising")	Franchising management	100.00	100.00
Vitta Saúde Administradora de Benefícios Ltda. (“Vitta Group”)	Health services	100.00	100.00
Vitta Serviços em Saúde Ltda. (“Vitta Group”)	Health services	100.00	100.00
Vitta Tecnologia em Saúde S.A. (“Vitta Group”)	Health services	100.00	100.00
DLP Capital LLC ("DLP Cap")	Holding company	100.00	100.00
DLPPar Participações S.A. (“DLPPar”)	Holding company	100.00	100.00
Equals Software S.A. ("Equals Software") (b)	Holding company	—	100.00
Reclame Aqui Holding Ltd ("Reclame Aqui Group")	Holding company	50.00	50.00
STNE Investimentos S.A. ("STNE Invest") (b)	Holding company	100.00	100.00
STNE Participações em Tecnologia S.A. ("STNE Partec")	Holding company	100.00	100.00
STNE Participações S.A. ("STNE Par") (c)	Holding company	—	100.00
Stone Seguros S.A. (“Stone Seguros”) (b)	Holding company	—	100.00
Stone Serviços Financeiros S.A. ("Stone Holding") (d)	Holding company	100.00	100.00
VittaPar LLC (“Vitta Group”) (e)	Holding company	—	100.00
Vitta Corretora de Seguros Ltda. (“Vitta Group”)	Insurance services	100.00	100.00
MPB Capital LLC ("MPB")	Investment company	100.00	100.00
FIC FIM STONECO	Investment fund	100.00	100.00
FIDC ACR FAST	Investment fund	100.00	100.00
FIDC ACR I	Investment fund	100.00	100.00
FIDC SOMA III	Investment fund	100.00	100.00
FIDC TAPSO	Investment fund	100.00	100.00
STONE FIM CP	Investment fund	100.00	100.00
Stone Logística Ltda. ("Stone Log")	Logistic services	100.00	100.00
MNLT S.A. (“MNLT”)	Merchant acquiring	100.00	100.00
Pagar.me S.A. (“Pagar.me”)	Merchant acquiring	100.00	100.00
Stone Instituição de Pagamento S.A. (“Stone IP”)	Merchant acquiring	100.00	100.00
Stone Pay Meios de Pagamento Ltda. ("Stone Pay”) (f)	Merchant acquiring	100.00	100.00
Buy4 Processamento de Pagamentos S.A. (“Buy4”)	Processing card transactions	100.00	100.00
APP Sistemas S.A. (“APP”) (g)	Technology services	45.96	—
Hiper Software S.A. ("Hiper")	Technology services	100.00	100.00
Hubcount Tecnologia S.A. (“Hubcount”)	Technology services	75.60	75.60
Linx Enterprise Ltda. ("Linx Enterprise") (e)	Technology services	—	100.00
MLabs Software S.A. (“MLabs”)	Technology services	51.49	51.49
Napse IT Peru S.R.L. (“Napse Group”) (h)	Technology services	—	100.00

		% of Group's equity interest
Entity name	Main activities	December 31, 2025	December 31, 2024

O Mediador Tecnologia da Informação S/S Ltda. (“Reclame Aqui Group”) (i)	Technology services	—	50.00
Obvio Brasil Software e Serviços S.A. (“Reclame Aqui Group”)	Technology services	50.00	50.00
Questor Sistemas S.A. (“Questor”)	Technology services	50.00	50.00
Reclame Aqui LLC (“Reclame Aqui Group”)	Technology services	50.00	50.00
Reclame Aqui Marcas e Serviços Ltda. (“Reclame Aqui Group”)	Technology services	50.00	50.00
Simplesvet (Note 1.1) (j)	Technology services	—	50.00
STEF S.A ("Stef") (b)	Technology services	—	100.00
Stone Corporate e Holding S.A. (“Stone Corporate”) (k)	Technology services	100.00	100.00
Stone Impulse Ltda. ("Stone Impulse") (l)	Technology services	100.00	100.00
Trinks Serviços de Internet S.A. (“Trinks”)	Technology services	100.00	100.00
VHSYS Sistema de Gestão S.A. (“VHSYS”)	Technology services	50.00	50.00

(a)Entity Incorporated in December, 2025
(b)Equals Software, Stef and Stone Seguros were incorporated into STNE Invest in December, 2025.
(c)STNE Par was extinguished by merger into Stone Corporate (formerly Linx S.A.) in November, 2025.
(d)Formerly Stone Holding Instituições S.A.
(e)The entities were dissolved in August, 2025.
(f)Formerly Linx Pay Meios de Pagamento Ltda.
(g)In April, 2025, STNE Par, a Group company, acquired additional shares in APP, raising its total ownership to 45.96% and securing control of APP's share capital, achieved through substantive rights that provide the Group with the current ability to direct the relevant activities of APP. STNE Par prior stake was 19.80%. (Note 23.3.).
(h)Dissolved in July 2025.
(i)The entity was dissolved in December, 2025.
(j)The equity interest held by the StoneCo Group in Simplesvet was disposed of in July, 2025.
(k)Formerly Linx S.A.
(l)Formerly Linx Impulse Ltda.

Disclosure of subsidiaries of the Group classified as held for sale and discontinued operations	Subsidiaries of the Group classified as held for sale and discontinued operations
In the second quarter of 2025, the Group entered into agreements for the sale of Linx Sistemas and certain other software assets (the “Software Businesses”), resulting in the classification of such businesses as held for sale. In the third quarter of 2025, Linx Par was incorporated as a wholly owned subsidiary of the Group in connection with these transactions (Note 1.1):

		% of Group's equity interest
Entity name	Main activities	December 31, 2025	December 31, 2024
Linx Automotivo Ltda. ("Linx Auto")	Technology services	100.00	100.00
Linx Commerce Ltda. ("Linx Commerce")	Technology services	100.00	100.00
Linx People Ltda. ("Linx People")	Technology services	100.00	100.00
Linx Saúde Ltda. ("Linx Saúde")	Technology services	100.00	100.00
Linx Sistemas e Consultoria Ltda. (“Linx Sistemas”)	Technology services	100.00	100.00
Linx Software Participações em Tecnologia S.A. (“Linx Par”)	Technology services	100.00	—
Linx Telecomunicações Ltda. ("Linx Telecom")	Technology services	100.00	100.00
Napse S.R.L. (“Napse Group”)	Technology services	100.00	100.00
Napse Uruguay SAS (“Napse Group”)	Technology services	100.00	100.00
Retail Americas Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)	Technology services	100.00	100.00
Sociedad Ingenería de Sistemas Napse I.T. de Chile Limitada (“Napse Group”)	Technology services	100.00	100.00
Sponte Educação Ltda. ("Sponte Educação")	Technology services	100.00	100.00
Synthesis Holding LLC (“Napse Group”)	Technology services	100.00	100.00
Synthesis IT de México Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”)	Technology services	100.00	100.00
Synthesis US LLC (“Napse Group”)	Technology services	100.00	100.00

Summary of associates

		% Group's equity interest
Entity name	Principal activities	December 31, 2025	December 31, 2024

Delivery Much Tecnologia S.A. (“Delivery Much”)	Food delivery marketplace	29.49	29.49
Agilize Contabilidade Holding Limited ("Agilize Cayman")	Holding company	28.70	28.70
Alpha-Logo Serviços de Informática S.A. (“Tablet Cloud”)	Technology services	25.00	25.00
APP Sistemas S.A. (“APP”) (a)	Technology services	—	19.80
Dental Office S.A. (“RH Software”)	Technology services	20.00	20.00

(a)In April, 2025, STNE Par acquired additional shares in APP, raising its total ownership to 45.96% and securing control of APP's share capital. As a result of this change, the 45.96% was reported in December 31, 2025 under "4.1.2 Subsidiaries of the Group". (Note 23.3.).